Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Number of Shares Held by the Trust

As of December 31, 2018 and 2017, the number of shares held by the trust associated with the Company’s share-based payment plans are as follows:

	Number of Shares
	FEMSA UBD		KOFL
	2018	2017	2018	2017
Beginning balance	2,945,209	3,625,171	935,899	1,068,327

Shares acquired by the administrative trust to employees	913,846	1,311,599	262,909	344,770

Shares released from administrative trust to employees upon vesting	(1,580,595)	(1,991,561)	(501,582)	(477,198)

Forfeitures	—	—	—	—

Ending balance	2,278,460	2,945,209	697,226	935,899